UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Elkhorn Partners Limited Partnership

Address:   2222 Skyline Drive
           Elkhorn, NE 68022


Form 13F File Number: 28-12336


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Alan S. Parsow
Title: Sole Manager of Parsow Management LLC, the General Partner of Reporting Manager
Phone:  (402) 289-3217

Signature,  Place,  and  Date  of  Signing:

/s/ Alan S. Parsow                 Elkhorn, Nebraska                  2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              56

Form 13F Information Table Value Total:  $       89,730
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Berkshire Hathaway Inc. Del      CL A           84670108     6,023        50 SH       SOLE                       50      0    0
Berkshire Hathaway Inc. Del      CL B           84670702     7,042    87,900 SH       SOLE                   87,900      0    0
BMP Sunstone Corporation         COM            05569C105      520    52,500 SH       SOLE                   52,500      0    0
Breeze-Eastern Corp.             COM            106764103      270    38,057 SH       SOLE                   38,057      0    0
Bristol Myers Squibb Co.         COM            110122108      450    17,000 SH       SOLE                   17,000      0    0
Cadiz Inc.                       COM            127537207    2,080   167,184 SH       SOLE                  167,184      0    0
CBS Corp. New                    CL B           124857202      352    18,500 SH       SOLE                   18,500      0    0
Chesapeake Energy Corp.          COM            165167107      285    11,000 SH       SOLE                   11,000      0    0
CME Group Inc.                   COM            12572Q105      724     2,250 SH       SOLE                    2,250      0    0
Columbia Laboratories Inc.       COM            197779101       50    22,000 SH       SOLE                   22,000      0    0
Comarco Inc.                     COM            200080109      246   598,478 SH       SOLE                  598,478      0    0
Comcast Corp. New                CL A SPL       20030N200    1,057    50,800 SH       SOLE                   50,800      0    0
Dow Chem Co.                     COM            260543103      266     7,800 SH       SOLE                    7,800      0    0
Enerplus Resources Fund          UNIT           29274D604    1,153    37,400 SH       SOLE                   37,400      0    0
Frontier Communications Corp     COM            35906A108      148    15,000 SH       SOLE                   15,000      0    0
Gencorp Inc                      COM            368682100       84    16,200 SH       SOLE                   16,200      0    0
General Electric Co              COM            369604103      662    36,200 SH       SOLE                   36,200      0    0
Google Inc                       CL A           38259P508      401       675 SH       SOLE                      675      0    0
Hewlett-Packard Co               COM            428236103      257     6,100 SH       SOLE                    6,100      0    0
Hollywood Media Corp             COM            436233100      577   351,882 SH       SOLE                  351,882      0    0
Imergent Inc                     COM            45247Q100      375    83,400 SH       SOLE                   83,400      0    0
Innodata Isogen Inc              COM            457642205       72    25,000 SH       SOLE                   25,000      0    0
International Business Mach      COM            459200101      205     1,400 SH       SOLE                    1,400      0    0
JPMorgan Chase & Co.             COM            46625H100      208     4,900 SH       SOLE                    4,900      0    0
Kennedy-Wilson Hldgs             COM            489398107   37,086 3,712,300 SH       SOLE                3,712,300      0    0
K Sea Transn Partners LP         ltdp           48268Y101      870   179,460 SH       SOLE                  179,460      0    0
Level 3 Communications Inc       COM            52729N100       44    45,000 SH       SOLE                   45,000      0    0
Lowe's Cos Inc                   COM            548661107      221     8,800 SH       SOLE                    8,800      0    0
Martha Stewart Living            CL A           573083102      200    45,343 SH       SOLE                   45,343      0    0
MDC Partners Inc                 COM            552697104      791    45,800 SH       SOLE                   45,800      0    0
Microsoft Corp.                  COM            594918104      977    35,000 SH       SOLE                   35,000      0    0
New Frontier Media Inc           COM            644398109       54    31,500 SH       SOLE                   31,500      0    0
NGas Resources Inc               COM            62912T103      118   210,000 SH       SOLE                  210,000      0    0
Nucor Corp.                      COM            670346105      368     8,400 SH       SOLE                    8,400      0    0
NYSE Euronext                    COM            629491101    1,097    36,600 SH       SOLE                   36,600      0    0
Orbit Intl Corp                  COM New        685559304    2,485   655,006 SH       SOLE                  655,006      0    0
Penn West Energy Trust           UNIT           707885109    1,454    60,800 SH       SOLE                   60,800      0    0
Perma-Fix Environmental Svcs     COM            714157104      353   216,400 SH       SOLE                  216,400      0    0
Pfizer Inc                       COM            717081103      289    16,500 SH       SOLE                   16,500      0    0
Playboy Enterprises Inc          CL A           728117201      428    79,922 SH       SOLE                   79,922      0    0
Playboy Enterprises Inc          CL B           728117300      128    24,500 SH       SOLE                   24,500      0    0
Polymet Mining Corp.             COM            731916102      229    96,000 SH       SOLE                   96,000      0    0
Proshares Short Dow 30           ETF            74347R701      399     9,000 SH       SOLE                    9,000      0    0
Proshares Short S&P 500          ETF            74347R503    1,407    32,100 SH       SOLE                   32,100      0    0
Reading International Inc        CL A           755408101      248    55,000 SH       SOLE                   55,000      0    0
SMF Energy Corp                  COM            78453M208       36    24,445 SH       SOLE                   24,445      0    0
Student Loan Corp                COM            863902102    1,583    48,800 SH       SOLE                   48,800      0    0
Taylor Devices Inc               COM            877163105      207    41,415 SH       SOLE                   41,415      0    0
Time Warner Inc                  COM            887317303      338    10,500 SH       SOLE                   10,500      0    0
Ultra Petroleum Corp             COM            903914109      511    10,700 SH       SOLE                   10,700      0    0
Ultrashort Real Estate Proshares ETF            74347X583      301    16,575 SH       SOLE                   16,575      0    0
US Natural Gas Fund LP           ETF            912318102      107    17,800 SH       SOLE                   17,800      0    0
Viacom Inc - Class B             CL B           92553P201    1,826    46,100 SH       SOLE                   46,100      0    0
Wal Mart Stores Inc              COM            931142103      404     7,500 SH       SOLE                    7,500      0    0
White Mtns Ins Group Ltd         COM            G9618E107   11,410    34,000 SH       SOLE                   34,000      0    0
Yahoo Inc                        COM            984332106      254    15,300 SH       SOLE                   15,300      0    0
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